Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Contingent Liabilities and Commitments
14.	Contingent Liabilities and Commitments

(a)	Legal Proceedings
Anti-trust litigations
Some individual claimants filed
“follow-on”
damages claims against the Group and other
TFT-LCD
manufacturers alleging violations of EU competition law. While the Group continues its vigorous defense of the various pending proceedings described above, as of December 31, 2021, the Group cannot reliably estimate the timing and amount of outflows of resources embodying economic benefits relating to the proceedings.
Solas OLED Ltd. Litigations
Between April 2019 and September 2020, Solas OLED Ltd. filed altogether four patent infringement actions, with two in the United States District Court for the Western District of Texas, one in the Mannheim District Court in Germany and one in the Beijing Intellectual Property Court in China, against the Controlling Company and television manufacturers. The actions in the United States and Germany also included the Controlling Company’s subsidiaries, LG Display America, Inc. and LG Display Germany GmbH, as defendants, respectively. In December 202
0
, the parties reached an agreement to amicably settle all claims and all patent infringement actions have been formally dismissed during the year
ended December 3
1
, 2021.
Others
The Group is involved in various lawsuits and disputes in addition to pending proceedings described above. The Group cannot reliably estimate the timing and amount of outflows of resources embodying economic benefits relating to the disputes.

(b)	Commitments
Factoring and securitization of accounts receivable
The Controlling Company has agreements with Korea Development Bank and several other banks for accounts receivable sales negotiating facilities of up to an aggregate of USD 1,015 million (
~~W~~
1,203,283 million) in connection with the Controlling Company’s export sales transactions with its subsidiaries. As of December 31, 2021, there are no short-term borrowings that are outstanding but past due in connection with these agreements. In connection with all of the contracts in this paragraph, the Controlling Company has sold its accounts receivable with recourse.

The Controlling Company and overseas subsidiaries have agreements with financial institutions for accounts receivables sales negotiating facilities. The respective maximum amount of accounts receivables that could be sold under the agreement and the amount of sold, but not yet due, accounts receivables by contract are as follows:

(In millions of USD and KRW)
Classification	Financial institutions	Credit limit			Not yet due
		Contractual amount		KRW equivalent	Contractual amount		KRW equivalent
Controlling Company	Shinhan Bank	KRW USD	90,000 10	90,000 11,855	USD	— 7	— 8,334
	Sumitomo Mitsui Banking Corporation	USD	20	23,710		—	—
	MUFG Bank	USD	180	213,390	USD	20	23,757
	BNP Paribas	USD	65	77,058	USD	9	10,839
	ING Bank	USD	90	106,695		—	—

		USD	365		USD	36
		KRW	90,000	522,708		—	42,930

Subsidiaries
LG Display Singapore Pte. Ltd.	Standard Chartered Bank	USD	330	391,215	USD	110	130,400

	United Overseas Bank Limited	USD	100	118,550	USD	70	82,983

	JPMorgan Chase Bank, N.A., Singapore Branch	USD	50	59,275		—	—

LG Display Taiwan Co., Ltd.	BNP Paribas	USD	15	17,783		—	—
	Australia and New Zealand Banking Group Ltd.	USD	70	82,985	USD	22	26,081
	KGI Bank Co., Ltd.	USD	30	35,565		—	—

LG Display Germany GmbH	BNP Paribas	USD	135	160,043	USD	50	59,289
	Commerzbank AG	USD	12	14,262	USD	5	6,141
	DZ Bank AG	USD	12	14,007	USD	9	10,103
	UniCredit Bank	USD	19	22,196	USD	8	10,012

LG Display America, Inc.	Hong Kong & Shanghai Banking Corp.	USD	400	474,200	USD	400	474,200
	Standard Chartered Bank	USD	600	711,300	USD	285	337,868
	Sumitomo Mitsui Banking Corporation	USD	150	177,825	USD	5	5,928

LG Display Japan Co., Ltd.	Chelsea Capital Corporation Tokyo Branch	USD	120	142,260		—	—

LG Display Guangzhou Trading Co., Ltd.	KEB Hana Bank (China) Company Limited	USD	30	35,565		—	—

		USD	2,073	2,457,031	USD	964	1,143,005

		USD	2,438		USD	1,000
		KRW	90,000	2,979,739		—	1,185,935

In connection with all of the contracts in the above table, the Group has sold its accounts receivable without recourse.

Letters of credit
As of December 31, 2021, the
Group
entered into agreements with financial institutions in relation to the opening of letters of credit and the respective credit limits under the agreements are as follows:

(In millions of won and USD )
	Contractual amount		KRW equivalent
KEB Hana Bank	USD	250	~~W~~	296,375
Sumitomo Mitsui Banking Corporation	USD	50		59,275
Industrial Bank of Korea	USD	100		118,550
Industrial and Commercial Bank of China	USD	200		237,100
Shinhan Bank	USD	400		474,200
KB Kookmin Bank	USD	100		118,550
MUFG Bank	USD	100		118,550
The Export–Import Bank of Korea	USD	200		237,100
Standard Chartered Bank	USD	400		474,200

	USD	1,800	~~W~~	2,133,900

Payment guarantees
The Controlling Company obtained payment guarantees amounting to
USD 2 million (
~~W~~
2,371 million) from Shinhan Bank for value added tax payments in Poland.
LG Display (China) Co., Ltd. and other subsidiaries are provided with payment guarantees from the China Construction Bank and other various banks amounting to CNY 1,189 million (
~~W~~
221,463 million), JPY 900 million (
~~W~~
9,272 million), EUR 2.5 million (
~~W~~
3,356 million), VND 51,408 million (
~~W~~
2,678 million), and USD 0.5 million (
~~W~~
593 million), respectively, for their local tax payments and utility payments.
License agreements
As of December 31, 2021, the Group has technical license agreements with Hitachi Display, Ltd. and others in relation to its LCD business and patent license agreement with Universal Display Corporation in relation to its OLED business. Also, the Group has a trademark license agreement with LG Corp. and other intellectual property license agreements with various companies as of December 31, 2021.
Pledged Assets
In connection with the borrowings amounting to CNY 14,494 million (
~~W~~
2,699,652 million) from China Construction Bank and others, as of December 31, 2021, the Group is providing its property, plant and equipment with carrying amount of
~~W~~
1,001,126 million as pledged assets.